INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses		Trade Names & Technology				Customer Relationships				Net
	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Costs		Accumulated Amortization		Costs		Accumulated Amortization
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$		$		$		$		$11,903,000
Additions	—	—	—	—		350,000		—		360,000		—	710,000
Amortization	—	(2,461,000)	—	(498,000)		—		(26,000)		—		(25,000)	(3,010,000)
Balance as of September 30, 2016	$18,647,000	$(13,961,000)	$12,378,000	$(8,120,000)		$350,000		$(26,000)		$360,000		$(25,000)	$9,603,000

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	1,667,000	—	103,000	—	1,770,000
Amortization	—	(2,920,000)	—	(664,000)	(3,584,000)
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000
Additions	2,192,000	—	—	—	2,192,000
Impairments	—	(2,092,000)	—	—	(2,092,000)
Amortization	—	(3,914,000)	—	(665,000)	(4,579,000)
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$11,903,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Future estimated amortization expense for the Company’s intangible assets is as follows:

Balance 2016	$1,047,000
2017	3,642,000
2018	1,754,000
2019	738,000
2020	738,000
2021 and thereafter	1,684,000
$9,603,000

Estimated amortization expense for total intangible assets for the succeeding five years is as follows:

2016	$3,989,000
2017	3,568,000
2018	1,680,000
2019	664,000
2020	664,000
Thereafter	1,338,000
$11,903,000